PROVISIONS AND ALLOWANCES	9 Months Ended
Sep. 30, 2025
PROVISIONS AND ALLOWANCES
PROVISIONS AND ALLOWANCES

NOTE 9 – PROVISIONS AND ALLOWANCES

The evolution of the allowances deducted from the asset is detailed below:

	Trade receivables		Other receivables		Inventories
	09.30.25	09.30.24	09.30.25	09.30.24	09.30.25	09.30.24
At the beginning of the year	(115,535)	(93,287)	(1,645)	(4,658)	(9,494)	(3,630)
Increases	(97,299)	(77,335)	(1,498)	(1,101)	(6,167)	(3,351)
Acquisitions through business combination (*)	(120,152)	(161)	—	—	—	—
Uses and others	36,959	10,351	735	1,112	979	277
RECPAM and currency translation adjustments	36,988	59,058	230	2,378	(14)	—
At the end of the period	(259,039)	(101,374)	(2,178)	(2,269)	(14,696)	(6,704)

(*) See Note 16.

The evolution of provisions as of September 30, 2025, and 2024 is as follows:

	Legal Claims and			Asset retirement
	contingent liabilities			obligations		Total provisions
	09.30.25		09.30.24	09.30.25	09.30.24	09.30.25	09.30.24
Current provisions
At the beginning of the year	4,737		14,184	—	—	4,737	14,184
Increases - Principal	514		2,621	—	—	514	2,621
Acquisitions through business combination (*)	14,072	(**)	—	3,764	—	17,836	—
Payments	(45,162)		(26,533)	(1,493)	—	(46,655)	(26,533)
Reclassifications from non-current	97,377		18,383	3,749	—	101,126	18,383
RECPAM, currency translation adjustments and others	(4,295)		(4,146)	(984)	—	(5,279)	(4,146)
Total current provisions	67,243		4,509	5,036	—	72,279	4,509

Non-current provisions
At the beginning of the year	27,818		34,016	36,641	35,350	64,459	69,366
Capital - Other operating costs, net	27,812		14,420	—	—	27,812	14,420
Capital - Right-of-use assets	—		—	9,577	26,104	9,577	26,104
Increase - Other interest, net	50,481		15,574	8,704	—	59,185	15,574
Acquisitions through business combination (*)	179,294	(**)	5,272	56,078	—	235,372	5,272
Payments	(340)		(4,336)	—	—	(340)	(4,336)
Reclassifications to current	(97,377)		(18,383)	(3,749)	—	(101,126)	(18,383)
RECPAM, currency translation adjustments and others	(27,418)		(13,833)	(16,094)	(21,774)	(43,512)	(35,607)
Total non-current provisions	160,270		32,730	91,157	39,680	251,427	72,410
Total provisions	227,513		37,239	96,193	39,680	323,706	76,919

(*) See Note 16.

(**) TMA is subject to various lawsuits and claims in labor, tax, regulatory, and other matters, considered in the course of its ordinary business. Information on legal claims and contingent liabilities by their nature is detailed below:

Labor contingencies	148,956
Tax contingencies	5,632
Civil and regulatory contingencies	38,778
Total	193,366

Labor contingencies mainly derive from:

●	Joint and several liabilities in labor matters;
●	Occupational accidents and diseases; and
●	Salary differences and other compensation payments.

Tax contingencies mainly derive from claims from ARCA, provincial tax authorities and municipalities. In this case, they primarily relate to:

●	Municipal fees; and
●	National and provincial taxes.

Civil and regulatory contingencies relate to civil, commercial, administrative litigation, regulatory, and other matters. In this case, they primarily relate to:

●	damages;
●	regulatory claims;
●	claims relating to accountability; and
●	fines imposed by regulatory authorities.

Given the nature of the risks covered by these provisions, it is not possible to precisely determine the probable dates of potential payments. In addition to the aforementioned contingencies, there are other claims filed against TMA by different customer associations related to the industry and market common issues, some of which are in their initial stages. Considering the time elapsed since the acquisition, these claims are being analysed for the purpose of making an appropriate estimation and valuation to be considered in the final allocation of the PPA within the timeframes provided by IFRS 3, given that these estimations involve significant judgments that require more time and additional information for their final allocation. However, based on this preliminary assessment, the final impact of these contingencies, if they occur, is not expected to significantly affect the Company’s financial position, results of operation or liquidity.